Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and other receivables
The following table summarises the trade accounts receivable outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Trade accounts receivable, gross	2,601	2,523
Allowance for doubtful accounts	(54)	(57)
Total trade accounts receivable	2,547	2,466

Disclosure of financial assets that are either past due or impaired
The following table summarises the ageing of trade accounts receivable, net of allowance for doubtful accounts, in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Not past due	2,348	2,287
Past due 1 – 30 days	142	102
Past due 31 – 60 days	16	30
Past due 61 – 90 days	7	15
Past due 91 – 120 days	9	14
Past due 121+ days	25	18
Total	2,547	2,466

Disclosure of allowance for doubtful accounts
The following table summarises the change in the allowance for doubtful accounts for the periods presented:

Allowance for doubtful accounts
€ million
As at 31 December 2021	(49)
Provision for impairment recognised during the year	(15)
Receivables written off during the year as uncollectable	5
Reversals	1
Currency translation adjustments	1
As at 31 December 2022	(57)
Provision for impairment recognised during the year	(9)
Receivables written off during the year as uncollectible	9
Reversals	2
Currency translation adjustments	1
As at 31 December 2023	(54)